SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Schedule of Revenues, Cost of Revenues, and Gross Profit by Segment
The CODM evaluates performance based on each reporting segment’s revenues, cost of revenues, gross profit, operating expenses, other income (expense), (loss) income before income tax and non-controlling interests and total assets as follows.

For the year ended December 31, 2016

(RMB in thousands)	Better School			Better Job
	Tutoring	K-12	Subtotal	Career Enhancement	Consolidated
	RMB	RMB	RMB	RMB	RMB

Net Revenues	47,985	222,592	270,577	141,439	412,016
Cost of revenues	(33,465)	(137,833)	(171,298)	(67,444)	(238,742)
GROSS PROFIT	14,520	84,759	99,279	73,995	173,274

OPERATING EXPENSES
Selling and marketing	(5,516)	(1,065)	(6,581)	(30,810)	(37,391)
General and administrative	(21,929)	(42,205)	(64,134)	(34,023)	(98,157)
Research and development	(1,445)	-	(1,445)	(924)	(2,369)
Impairment loss	(21,779)	-	(21,779)	(623)	(22,402)
Unallocated corporate expenses	-	-	-	-	(56,986)
Total operating expenses	(50,669)	(43,270)	(93,939)	(66,380)	(217,305)

OPERATING (LOSS) INCOME	(36,149)	41,489	5,340	7,615	(44,031)

OTHER INCOME (EXPENSE)
Interest income	106	106	212	186	398
Foreign exchange gain, net	-	-	-	12	12
Other (loss) income, net	(2,514)	195	(2,319)	(1,714)	(4,033)
Gain on sale of investment available for sale	-	2,464	2,464	138	2,602
Unallocated corporate other income	-	-	-	-	13,945
Total other (expenses) income	(2,408)	2,765	357	(1,378)	12,924

(LOSS) INCOME BEFORE INCOME TAX AND NON-CONTROLLING INTERESTS	(38,557)	44,254	5,697	6,237	(31,107)

Segment assets	118,083	363,317	481,400	187,362	668,762
Unallocated corporate assets	-	-	-	-	284,261
TOTAL ASSETS	118,083	363,317	481,400	187,362	953,023

For the year ended December 31, 2017

(RMB in thousands)	Better School			Better Job
	Tutoring	K-12	Subtotal	Career Enhancement	Others	Consolidated
	RMB	RMB	RMB	RMB	RMB

Net Revenues	55,371	232,433	287,804	144,950	11,170	443,924
Cost of revenues	(26,426)	(152,509)	(178,935)	(70,465)	(6,995)	(256,395)
GROSS PROFIT	28,945	79,924	108,869	74,485	4,175	187,529

OPERATING EXPENSES
Selling and marketing	(4,220)	(1,356)	(5,576)	(26,656)	-	(32,232)
General and administrative	(16,411)	(40,681)	(57,092)	(34,466)	(12)	(91,570)
Research and development	(241)	-	(241)	(407)	-	(648)
Unallocated corporate expenses	-	-	-	-	-	(60,774)
Total operating expenses	(20,872)	(42,037)	(62,909)	(61,529)	(12)	(185,224)

OPERATING INCOME	8,073	37,887	45,960	12,956	4,163	2,305

OTHER INCOME (EXPENSE)
Interest income	252	804	1,056	171	-	1,227
Foreign exchange gain, net	-	-	-	47	-	47
Gain on disposal of subsidiaries	4,540	-	4,540	-	-	4,540
Other income (loss), net	10,402	1,025	11,427	(4,348)	-	7,079
Gain on sale of investment available for sale	-	5,594	5,594	1,958	-	7,552
Unallocated corporate other income	-	-	-	-	-	32,789
Total other income (loss)	15,194	7,423	22,617	(2,172)	-	53,234

INCOME BEFORE INCOME TAX AND NON-CONTROLLING INTERESTS	23,267	45,310	68,577	10,784	4,163	55,539

Segment assets	118,403	370,251	488,654	172,690	8,085	669,429
Unallocated corporate assets	-	-	-	-	-	307,991
TOTAL ASSETS	118,403	370,251	488,654	172,690	8,085	977,420

For the year ended December 31, 2018

(RMB in thousands)	Better School			Better Job
	Tutoring	K-12	Subtotal	Career Enhancement	Others	Consolidated
	RMB	RMB	RMB	RMB	RMB

Net Revenues	46,820	277,790	324,610	200,524	6,374	531,508
Cost of revenues	(27,770)	(178,645)	(206,415)	(125,524)	(6,204)	(338,143)
GROSS PROFIT	19,050	99,145	118,195	75,000	170	193,365

OPERATING EXPENSES
Selling and marketing	(332)	(1,286)	(1,618)	(36,619)	-	(38,237)
General and administrative	9,482	(46,041)	(36,559)	(57,288)	(638)	(94,485)
Research and development	-	-	-	(4)	(483)	(487)
Unallocated corporate expenses	-	-	-	-	-	(44,773)
Total operating expenses	9,150	(47,327)	(38,177)	(93,911)	(1,121)	(177,982)

OPERATING INCOME (LOSS)	28,200	51,818	80,018	(18,911)	(951)	15,383

(RMB in thousands)	Better School			Better Job
	Tutoring	K-12	Subtotal	Career Enhancement	Others	Consolidated
	RMB	RMB	RMB	RMB	RMB

OTHER INCOME (EXPENSE)
Interest income	156	3,859	4,015	95	15	4,125
Foreign exchange gain (loss), net	111	-	111	94	(167)	38
Other income, net	2,495	3,404	5,899	2,581	-	8,480
Gain from derecognition of liabilities	3,914	-	3,914	340	-	4,254
Gain from deregistration of subsidiaries	489	-	489	2,369	-	2,858
Gain on sale of investment available for sale	-	512	512	-	-	512
Unallocated corporate other income	-	-	-	-	-	12,788
Total other income (loss)	7,165	7,775	14,940	5,479	(152)	33,055

INCOME (LOSS) BEFORE INCOME TAX AND NON-CONTROLLING INTERESTS	35,365	59,593	94,958	(13,432)	(1,103)	48,438

Segment assets	192,381	323,754	516,135	199,428	10,117	725,680
Unallocated corporate assets	-	-	-	-	-	184,539
TOTAL ASSETS	192,381	323,754	516,135	199,428	10,117	910,219